Inventories, net (Tables)	12 Months Ended
Dec. 31, 2015
Inventories, net
Schedule of Inventories, net
	As of December 31,
	2014	2015
	RMB	RMB
Products	12,119,359	20,436,275
Packing materials and others	71,484	103,268

Inventories, net	12,190,843	20,539,543